LUSE GORMAN POMERENK & SCHICK

A PROFESSIONAL CORPORATION

ATTORNEYS AT LAW

5335 WISCONSIN AVENUE, N.W., SUITE 400

WASHINGTON, D.C. 20015

TELEPHONE (202) 274-2000

FACSIMILE (202) 362-2902

www.luselaw.com

WRITER’S DIRECT DIAL NUMBER	WRITER’S EMAIL
(202) 274-2029	kweissman@luselaw.com

June 26, 2008

Mr. Michael Clampitt

Staff Attorney

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ES Bancshares, Inc. Post-effective Amendment No. 1 to Form S-3

File No. 333-141996

Dear Mr. Clampitt:

We are in receipt of your letter dated June 18, 2008 providing comments on the referenced filing for ES Bancshares, Inc. (the “Company”). The Company’s responses are set forth below and are keyed to the staff’s comment letter.

Form S-3

General

1.	Please add a recent developments section that describes any changes in financial condition or results of operation that have occurred since the period covered in your most recent periodic report.

A Recent Developments section has been added to the prospectus to discuss additions to the Company’s allowance for loan losses which are anticipated to be made for the quarter ended June 30, 2008. A Current Report on Form 8-K has been filed as of the date hereof to disclose such additions to the ALLL. Please be advised supplementally that the Registrant does not believe that the additions to the ALLL will materially increase its second quarter loss in comparison to the first quarter of 2008.

Prospectus Cover Page

2.	Please file a post-effective amendment that includes the information currently omitted from the prospectus cover page.

LUSE GORMAN POMERENK & SCHICK

    A PROFESSIONAL CORPORATION

Mr. Michael Clampitt

June 26, 2008

Pricing data for the warrants is included in the amendment.

Summary, page 2

3.	Please disclose the date on which the board determined to lower the exercise price to $6.75. In addition, since it appears that some investors have exercised their warrants at a price per share of $10.00, please disclose the latest date on which the warrants were exercised at that price.

We have amended the Summary to disclose the date of which the Board determined to lower the exercise price of the warrants as well as the latest date on which the warrants were exercised at $10.00 per share.

4.	Please provide a brief analysis as to the effect on those purchasers who exercised their warrants at a price of $10.00 per share now that the exercise price is being lowered to $6.75 per share.

The Summary has been amended as discussed to disclose the effect of the exercise price reduction on persons who previously exercised their warrants.

* * *

We trust the foregoing is responsive to the Staff’s comments. We request that any questions with regard to the foregoing should be directed to the undersigned at 202-274-2029.

In accordance with Rule 461, we will submit under separate cover a letter from the registrant requesting acceleration of effectiveness of the subject Registration Statement to June 30, 2008 at 4:00 p.m.

Very truly yours,

/s/ Kip A. Weissman
Kip A. Weissman

cc:	Matt McNair, Securities and Exchange Commission

Anthony P. Costa, Chairmen and Chief Executive Officer, ES Bancshares, Inc.

Philip Guarnieri, President and Chief Operating Officer, ES Bancshares, Inc.